Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Stockpiles	$ 1,047	$ 4,096
Concentrates	4,185	4,376
Supplies and spare parts	18,244	17,581
Total	$ 23,476	$ 26,053